Annual Total Returns - iShares Russell 1000 Large-Cap Index Fund (Class K) [BarChart] - Class K shares - iShares Russell 1000 Large-Cap Index Fund - Class K Shares	Apr. 29, 2021
Bar Chart Table:
Annual Return 2012	16.37%
Annual Return 2013	32.80%
Annual Return 2014	13.17%
Annual Return 2015	0.86%
Annual Return 2016	11.92%
Annual Return 2017	21.60%
Annual Return 2018	(4.85%)
Annual Return 2019	31.28%
Annual Return 2020	20.84%